CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, Ivy Funds (1933 Act File No. 2-17613; 1940 Act File No. 811-01028; CIK #000052858) ("Registrant") hereby certifies (a) that the form of Prospectus and Statement of Additional Information for Ivy Micro Cap Growth Fund used with respect to the Registrant does not differ from that contained in Post-Effective Amendment No. 151 ("Amendment No. 151") to its Registration Statement on Form N-1A, which is Registrant's most recent post-effective amendment, and (b) that Amendment No. 151 was filed electronically.

IVY FUNDS

Dated: January 5, 2009	By:	/s/Kristen A. Richards
Kristen A. Richards
Vice President, Assistant Secretary and
Associate General Counsel